Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Pay versus Performance Table
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the Pay versus Performance Table below (the “PVP Table”) regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. Giel Rutten served as our PEO for each year presented. Mr. Rutten retired from this role effective December 31, 2025.

Fiscal Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (4)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(4)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in 000s)	Revenue ($ in 000s)
					Total Shareholder Return ($) (2)	Peer Group Total Shareholder Return ($) (2)(3)

2025	12,104,129	22,696,198	3,284,057	5,428,143	280.28	268.23	376,116	6,707,981

2024	16,639,730	14,238,772	2,663,609	2,143,991	179.83	186.98	355,535	6,317,692

2023	12,844,246	9,731,165	2,179,187	1,688,755	226.98	155.35	362,131	6,503,065

2022	3,557,653	2,422,045	1,696,477	1,525,867	161.76	93.02	767,042	7,091,585

2021	3,832,635	9,781,399	1,614,653	2,716,806	165.56	142.85	645,607	6,138,329
Notes

(1)
Includes compensation data for NEOs other than the CEO as follows: (i) for 2021 — Ms. Faust, Mr. Haghighi, Mr. Rogers, and John Stone; (ii) for 2022 — Ms. Faust, Mr. Haghighi, Mr. Rogers, and Steve Shin; and (iii) for 2023, 2024, and 2025 — Mr. Engel, Ms. Faust, Mr. Haghighi, and Mr. Rogers.

(2)
Total shareholder return (“TSR”) data include amounts associated with the reinvestment of dividends. The amounts reported are based on a hypothetical investment of $100 in the common stock of the Company or the SOX Index, as applicable, on December 31, 2020.

(3)
The peer group TSR set forth in the PVP Table utilizes the SOX Index, which the Company uses in the stock performance graph required by Item 201(e) of Regulation
S-K
(“Regulation
S-K”)
promulgated under the Securities Act of 1933, as amended.

(4)	Amounts included in this column were calculated based on the following adjustments:

	PEO ($)

	2025	2024	2023	2022	2021

Summary Compensation Table Total	12,104,129	16,639,730	12,844,246	3,557,653	3,832,635

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(9,017,674)	(11,698,245)	(10,831,472)	(966,460)	(1,147,500)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	14,916,281	9,618,839	6,806,221	1,022,607	873,600

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	4,350,801	(460,683)	294,201	(91,130)	4,289,305

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested during Fiscal Year	772,437	—	—	—	335,100

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year	(429,776)	139,131	617,969	(1,100,625)	1,598,259

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	—	—	—	—

Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—

Compensation Actually Paid (“CAP”)	22,696,198	14,238,772	9,731,165	2,422,045	9,781,399

	Non-PEO NEOs ($)

	2025	2024	2023	2022	2021

Summary Compensation Table Total	3,284,057	2,663,609	2,179,187	1,696,477	1,614,653

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,133,611)	(1,668,342)	(1,328,599)	(745,259)	(528,835)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,248,696	1,307,059	658,207	584,285	856,121

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	699,512	(89,670)	106,092	41,724	443,079

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested during Fiscal Year	386,219	—	—	—	—

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year	(56,730)	(68,665)	73,868	(51,360)	331,788

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	—	—	—	—

Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—

CAP	5,428,143	2,143,991	1,688,755	1,525,867	2,716,806

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Includes compensation data for NEOs other than the CEO as follows: (i) for 2021 — Ms. Faust, Mr. Haghighi, Mr. Rogers, and John Stone; (ii) for 2022 — Ms. Faust, Mr. Haghighi, Mr. Rogers, and Steve Shin; and (iii) for 2023, 2024, and 2025 — Mr. Engel, Ms. Faust, Mr. Haghighi, and Mr. Rogers.
Peer Group Issuers, Footnote	The peer group TSR set forth in the PVP Table utilizes the SOX Index, which the Company uses in the stock performance graph required by Item 201(e) of Regulation
S-K
(“Regulation
S-K”)
	promulgated under the Securities Act of 1933, as amended.
PEO Total Compensation Amount	$ 12,104,129	$ 16,639,730	$ 12,844,246	$ 3,557,653	$ 3,832,635
PEO Actually Paid Compensation Amount	$ 22,696,198	14,238,772	9,731,165	2,422,045	9,781,399
Adjustment To PEO Compensation, Footnote

	PEO ($)

	2025	2024	2023	2022	2021

Summary Compensation Table Total	12,104,129	16,639,730	12,844,246	3,557,653	3,832,635

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(9,017,674)	(11,698,245)	(10,831,472)	(966,460)	(1,147,500)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	14,916,281	9,618,839	6,806,221	1,022,607	873,600

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	4,350,801	(460,683)	294,201	(91,130)	4,289,305

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested during Fiscal Year	772,437	—	—	—	335,100

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year	(429,776)	139,131	617,969	(1,100,625)	1,598,259

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	—	—	—	—

Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—

Compensation Actually Paid (“CAP”)	22,696,198	14,238,772	9,731,165	2,422,045	9,781,399

Non-PEO NEO Average Total Compensation Amount	$ 3,284,057	2,663,609	2,179,187	1,696,477	1,614,653
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,428,143	2,143,991	1,688,755	1,525,867	2,716,806
Adjustment to Non-PEO NEO Compensation Footnote

	Non-PEO NEOs ($)

	2025	2024	2023	2022	2021

Summary Compensation Table Total	3,284,057	2,663,609	2,179,187	1,696,477	1,614,653

Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,133,611)	(1,668,342)	(1,328,599)	(745,259)	(528,835)

Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,248,696	1,307,059	658,207	584,285	856,121

Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	699,512	(89,670)	106,092	41,724	443,079

Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested during Fiscal Year	386,219	—	—	—	—

Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied during Fiscal Year	(56,730)	(68,665)	73,868	(51,360)	331,788

Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions during Fiscal Year	—	—	—	—	—

Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—

CAP	5,428,143	2,143,991	1,688,755	1,525,867	2,716,806

Compensation Actually Paid vs. Total Shareholder Return	CAP versus TSR The table below discloses information reflecting the relationship between the CAP to our NEOs and the Company’s TSR.
Compensation Actually Paid vs. Net Income	CAP versus Net Income The table below discloses information reflecting the relationship between the CAP to our NEOs and the Company’s net income.
Compensation Actually Paid vs. Company Selected Measure	CAP versus Revenue The table below discloses information reflecting the relationship between the CAP to our NEOs and the Company’s revenue.
Total Shareholder Return Vs Peer Group	CAP versus TSR The table below discloses information reflecting the relationship between the CAP to our NEOs and the Company’s TSR.
Tabular List, Table
Most Important Performance Measures
The list below contains the financial performance measures that the Company considers the most important in linking CAP to our PEO and other NEOs, for 2025, to Company performance. The below financial performance measures are not ranked.

Performance Measures

Revenue

Operating Income

Earnings Per Share

Total Shareholder Return Amount	$ 280.28	179.83	226.98	161.76	165.56
Peer Group Total Shareholder Return Amount	268.23	186.98	155.35	93.02	142.85
Net Income (Loss)	$ 376,116,000	$ 355,535,000	$ 362,131,000	$ 767,042,000	$ 645,607,000
Company Selected Measure Amount	6,707,981,000	6,317,692,000	6,503,065,000	7,091,585,000	6,138,329,000
PEO Name	Mr. Rutten	Mr. Rutten	Mr. Rutten	Mr. Rutten	Mr. Rutten
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings Per Share
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,017,674)	$ (11,698,245)	$ (10,831,472)	$ (966,460)	$ (1,147,500)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,916,281	9,618,839	6,806,221	1,022,607	873,600
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,350,801	(460,683)	294,201	(91,130)	4,289,305
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	772,437	0	0	0	335,100
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(429,776)	139,131	617,969	(1,100,625)	1,598,259
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,133,611)	(1,668,342)	(1,328,599)	(745,259)	(528,835)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,248,696	1,307,059	658,207	584,285	856,121
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	699,512	(89,670)	106,092	41,724	443,079
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	386,219	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(56,730)	(68,665)	73,868	(51,360)	331,788
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0